Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	RMB INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
Document Creation Date	dei_DocumentCreationDate	May 04, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018